NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2025
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

38. NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

Effective for annual periods beginning on or after January 1, 2026

●Amendments to IFRS 9 and IFRS 7, Classification and Measurement of Financial Instruments

The amendment to IFRS 9 clarifies that a financial liability is derecognised on the ‘settlement date’, which is the date on which the liability is extinguished because the obligation specified in the contract is discharged or cancelled or expires or the liability otherwise qualifies for derecognition. It also introduces an accounting policy option to derecognise financial liabilities that are settled through an electronic payment system before settlement date if certain conditions are met. The amendment clarifies how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG)-linked features and other similar contingent features. The amendment also clarifies the treatment of non-recourse assets and contractually linked instruments. The amendment to IFRS 7 requires additional disclosures for financial assets and liabilities with contractual terms that reference a contingent event (including those that are ESG-linked), and equity instruments classified at fair value through other comprehensive income.

●Amendments to IFRS 9 and IFRS 7, Contracts Referencing Nature-dependent Electricity

The amendment to IFRS 9 and IFRS 7 update the ‘own-use’ requirements for in-scope contracts. As revised by the amendments, the sale of unused nature-dependent electricity will be in accordance with an entity’s expected purchase or usage requirements, if specified criteria are met. The amendment clarifies the designation requirements for a hedged item in a cash flow hedging relationship for in-scope contracts. The amendments will allow an entity to designate a variable nominal volume of forecast electricity transactions as a designated hedged item, if certain conditions are met. The amendments also add new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows. IFRS 7 has been updated to require specific disclosures relating to contracts that are no longer within the scope of IFRS 9 as a consequence of the amendments. The amendments only apply to contracts that reference nature-dependent electricity.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

Effective for annual periods beginning on or after January 1, 2027

●IFRS 18, Presentation and Disclosure in Financial Statements

The IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations.

IFRS 18 also requires disclosure of management-defined performance measures, subtotals of income and expenses, and includes requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes.

The Group is currently working to identify all impacts the amendments will have on the primary financial statements and notes to the financial statements.

Effective for annual periods beginning on or after January 1, 2027

●IFRS 19, Subsidiaries without Public Accountability: Disclosures

The IASB issued IFRS 19, specifies the disclosure requirements an entity is permitted to apply instead of the disclosure requirements in other IFRS Accounting Standards. An entity may elect to apply this standard in its consolidated, separate or individual financial statements if, and only if, at the end of the reporting period, it is a subsidiary as defined in IFRS 10, cannot have public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, which comply with IFRS accounting standards.

In August 2025, the Board issued amendments to IFRS 19. In general, the Board has removed disclosure objectives from the IFRS 19 reduced disclosure requirements in relation to these new standards and amendments to avoid creating the impression that an entity is required to provide the same disclosures as entities that do not apply IFRS 19.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

●Amendments to IAS 21, Translation to a Hyperinflationary Presentation Currency

The amendments to IAS 21 require translation from a non-hyperinflationary functional currency into a hyperinflationary presentation currency at the closing rate. If an entity’s functional currency is the currency of a non-hyperinflationary economy, but its presentation currency is the currency of a hyperinflationary economy, its results and financial position are translated into the presentation currency by translating all amounts (i.e., assets, liabilities, equity items, income and expenses) and all comparatives are converted at the closing exchange rate on the date of the most recent statement of financial position.

An entity whose functional currency and presentation currency are the currency of a hyperinflationary economy, restates the comparative amounts of a foreign operation, whose functional currency is that of a non-hyperinflationary economy, by applying the general price index, in accordance with paragraph 34 of IAS 29, to the foreign operation’s comparative figures.

The amendments also introduce certain additional disclosure requirements.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

Do Not Have an Effective Date

●Disclosures about Uncertainties in the Financial Statements

The Board issued Amendments to Illustrative Examples on IFRS 7, IFRS 18, IAS 1, IAS 8, IAS 36 and IAS 37 - Disclosures about Uncertainties in the Financial Statements (“the examples”), which added illustrative examples to several IFRS accounting standards. The examples are intended to improve the reporting of climate-related and other uncertainties in the financial statements, particularly to address stakeholders’ concerns about consistency of information within the general-purpose financial reports and sufficient information on climate-related risks and other uncertainties in the financial statements.

The topics addressed in the examples include the following topics Materiality judgements, Assumptions: specific requirements about impairment testing, Assumptions: general requirements, Credit risk, Decommissioning and site restoration provisions, and Disclosure of disaggregated information in the notes. These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.